Other Income/ (Expense), Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other income | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes	$ 2,107	$ 1,630	$ 3,955	$ 3,271